SHARE-BASED PAYMENT (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Cash-Settled Share-Based Payment Transactions
Below, the position of outstanding shares granted:

			12.31.2023	Movements in 2024			12.31.2024		Movements in 2025			12.31.2025
Grant Month	Vesting Month	Fair value of the share at the grant date R$ (i)	Number of shares granted	Number granted	Quantity cancelled or adjusted	Number settled	Number of shares granted (ii)	Fair value of the liability US$ (iii)	Number granted	Quantity cancelled or adjusted	Number settled	Number of shares granted (ii)	Fair value of the liability US$ (iii)
Recurring plans
03.2019	03.2024	19.30	164,969	—	—	(164,969)	—	—	—	—	—	—	—
03.2020	03.2025	16.95	341,214	—	(1,404)	(168,061)	171,749	1.5	—	(2,405)	(169,344)	—	—
03.2021	03.2024	11.29	1,960,022	—	—	(1,960,022)	—	—	—	—	—	—	—
03.2022	03.2025	17.61	2,039,084	—	—	—	2,039,084	17.3	—	(33,166)	(2,005,918)	—	—
03.2023	03.2026	16.35	3,359,022	—	—	—	3,359,022	18.6	—	165,703	—	3,524,725	52.2
03.2024	03.2027	22.95	—	2,537,146	—	—	2,537,146	6.4	—	(42,200)	—	2,494,946	23.9
03.2025	03.2028	62.98	—	—	—	—	—	—	1,042,952	—	—	1,042,952	4.5

Non-recurring plans (iv)
09.2022	09.2027	13.69	13,611,375	—	—	—	13,611,375	45.6	—	—	—	13,611,375	121.9
11.2022	11.2026	12.58	4,530,448	—	—	—	4,530,448	18.6	—	—	—	4,530,448	50.0
09.2023	09.2027	18.55	1,771,760	—	(9,935)	—	1,761,825	4.3	—	—	—	1,761,825	13.7
02.2024	02.2028	22.43	—	4,088,971	(99,386)	—	3,989,585	8.3	—	(16,179)	—	3,973,406	26.6

							32,000,234	120.6				30,939,677	292.8
(i)The fair value of the share at the grant date is determined based on the volume‑weighted average price (VWAP) of EMBJ3 shares traded on B3 over the 30 trading sessions immediately prior to the 10th day preceding the date on which the Board of Directors sets the respective values.
(ii)The number of shares presented in this column will be recognized over the vesting period. Accordingly, it differs from the number of shares measured at fair value at the reporting date.
(iii)The fair value of the share used in measuring the fair value of the liability, amounting to US$15.67 (2024: US$9.07), was determined based on the volume‑weighted average price (VWAP) of EMBJ3 shares traded on B3 over the 10 trading sessions beginning on the 15th day of the relevant reference month. When applicable, dividends effectively distributed, including interest on equity, are added to the share’s fair value. This amount, together with the applicable payroll charges, is presented as other payables (Note 20).
(iv)For participants in these plans, advances are made on each anniversary of the grant date. As of December 31, 2025, advances made since the grant date total US$32.2 (2024: US$16.8), and the fair value of the liability is presented net of this amount.